Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	450,000,000	450,000,000
Ordinary share capital, shares issued (in shares)	170,043,739	179,043,739
Ordinary share capital, shares outstanding (in shares)	157,184,065	166,876,547
Unvested restricted stock (in shares)	2,754,000	4,135,620
Treasury stock, at cost (in shares)	12,859,674	12,167,192